Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Total revenue	$ 1,407,165	$ 270,787	$ 698,468	$ 1,122,740
Costs and expenses:
Research and development	2,431,860	283,114	893,802	2,552,711
Selling, general and administrative	1,600,576	527,688	2,623,158	4,268,177
Total costs and expenses	4,032,436	810,802	3,516,960	6,820,888
Loss from operations	(2,625,271)	(540,015)	(2,818,492)	(5,698,148)
Interest expense	(11,797)	(7,425)	(29,402)	(24,835)
Net loss	$ (2,637,068)	$ (547,440)	$ (2,847,894)	$ (5,722,983)
Net loss per share - basic and diluted	$ (0.26)	$ (0.07)	$ (0.35)	$ (0.70)
Weighted-average number of common shares - basic and diluted	10,053,949	8,181,734	8,212,581	8,180,937
Grant [Member]
Revenue:
Total revenue	$ 1,407,165	$ 270,787	$ 698,468	$ 1,122,740